RETIREMENT PLAN	12 Months Ended
Dec. 31, 2012
RETIREMENT PLAN
RETIREMENT PLAN

11. RETIREMENT PLAN

        The Company offers a discretionary 401(k) Plan to all of its employees. Under the 401(k) Plan, employees may defer income on a tax-exempt basis, subject to limitations under the Internal Revenue Code of 1986, as amended. Under the 401(k) Plan, the Company may make discretionary matching contributions. Company contributions expensed in 2012, 2011 and 2010 totaled $122,059, $211,494 and $179,349, respectively.